Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31
	2018	2017

Government authorities	$96	$71
Advances to suppliers	268	193
Prepaid expenses	377	578
Accrued income	56	29
Other	32	27

	$829	$898